Retirement Plans (Schedule Of Weighted-Average Assumptions Used In Valuations Of Pension Benefits) (Details)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumptions used to determine net pension expense, Discount rate	5.00%	5.50%	6.50%
Assumptions used to determine net pension expense, Expected return on plan assets	8.00%	8.00%	8.00%
Assumptions used to determine net pension expense, Rate of compensation increase	3.00%	3.00%	3.25%
Assumptions used to determine benefit obligations, Discount rate	4.75%	5.00%	5.50%
Assumptions used to determine benefit obligations, Rate of compensation increase	3.00%	3.00%	3.00%
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumptions used to determine net pension expense, Discount rate	4.60%	5.30%	5.90%
Assumptions used to determine net pension expense, Expected return on plan assets	5.90%	5.90%	6.00%
Assumptions used to determine net pension expense, Rate of compensation increase	3.50%	3.90%	3.50%
Assumptions used to determine benefit obligations, Discount rate	5.20%	4.60%	5.30%
Assumptions used to determine benefit obligations, Rate of compensation increase	3.50%	3.50%	3.90%